Share based compensation (Details) - The 2017 Plan	12 Months Ended
Dec. 31, 2022
Options
Share-based compensation
Contractual life	10 years
Options | Minimum
Share-based compensation
Vesting period	1 year
Options | Maximum
Share-based compensation
Vesting period	4 years
Restricted Stock Units (RSUs) [Member]
Share-based compensation
Contractual life	10 years
Restricted Stock Units (RSUs) [Member] | Minimum
Share-based compensation
Vesting period	1 year
Restricted Stock Units (RSUs) [Member] | Maximum
Share-based compensation
Vesting period	4 years